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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2002

Check here if Amendment [ ]  Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Phoenix Life Insurance Company
         ------------------------------
Address: One American Row, Hartford, CT 06102-5056
         -----------------------------------------

Form 13F File Number:  28-3340
                       ---------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John H. Beers
         ----------------------------------------
Title:   Vice President and Secretary
         ----------------------------------------
Phone:   (860) 403-5050
         ----------------------------------------

Signature, Place and Date of Signing:

/s/ John H. Beers       Hartford, CT                     November 1, 2002
------------------      --------------------------       -----------------------
(Signature)             (City, State)                    (Date)

All securities with respect to Phoenix Life Insurance Company exercising investment discretion are reported herein. Phoenix Life Insurance Company is affiliated through its parent company, The Phoenix Companies, Inc., with several other institutional managers that manage client assets on a discretionary basis. These entities manage client's securities independently and do not share investment discretion with Phoenix Life Insurance Company. Accordingly, each advisory subsidiary is filing a separate Form 13F Holdings Report governing its activities. Such securities are not included in this report.

The following is a list of related entities that are filing separate reports for their organization: (1) Duff & Phelps Investment Management Co., 55 East Monroe Street, Chicago, Illinois; (2) Roger Engemann & Associates, Inc. reports for itself and its immediate parent, Pasadena Capital Corporation, 600 Rosemead Boulevard, Pasadena, California; (3) Seneca Capital Management, LLC, 909 Montgomery Street, Suite 500, San Francisco, California; (4) Phoenix/Zweig Advisers, LLC and its related subsidiaries, 900 Third Avenue, New York, New York; (5) Phoenix Investment Counsel, Inc., 56 Prospect Street, Hartford, Connecticut; (6) Walnut Asset Management LLC, 1617 John F. Kennedy Blvd., Suite 500, Philadelphia, Pennsylvania; (7) Capital West Asset Management, LLC, 8400 East Prentice Avenue, Suite 1401, Greenwood Village, Colorado; and (8) Kayne Anderson Rudnick Investment Management, LLC, 1800 Avenue of the Stars, Second Floor, Los Angeles, California.

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).
[x] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager:

No.         Form 13 File Number      Name

    2       28 - 4602                P.M. Holdings, Inc.
 -------    ---------                --------------------

                              Form 13F Summary Page

                                 Report Summary:


Number of Other Included Managers:  1

Form 13F Information Table Entry Total: 75

Form 13F Information Table Value Total: $147,702,043.88

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

 No.        Form 13F File Number     Name

    2       28 - 4602                P. M. Holdings, Inc.
 -------    ---------                --------------------

                                    FORM 13F
             REPORTING MANAGER: PHOENIX LIFE INSURANCE COMPANY

             ITEM 1              ITEM 2     ITEM 3       ITEM 4       ITEM 5                ITEM 6     ITEM 7         ITEM 8
             ------              ------     ------       ------       ------                ------     ------         ------
                                                                                                                 VOTING AUTHORITY
                                                          FAIR       SHARES OR                         OTHER   ---------------------
                                  TITLE                  MARKET      PRINCIPAL   SH/ PUT/ INVESTMENT   MANA-    SOLE   SHARED  NONE
        NAME OF ISSUER           OF CLASS   CUSIP        VALUE         AMOUNT    PRN CALL DISCRETION   GERS      (A)     (B)    (C)
        --------------           --------   ------       ------      ---------   --- ---- ----------   ----     -----  ------  ----
 1 A D C TELECOMMUNICATIONS      COMMON     000886101     56,009.60    48,704.00 SH         48,704.00   1     48,704.00
 2 AGCO CORP                     COMMON     001084102    285,360.00    12,300.00 SH         12,300.00   1     12,300.00
 3 AOL TIME WARNER               COMMON     00184A105    136,305.00    11,650.00 SH         11,650.00   1     11,650.00
 4 ACTIVISION INC                COMMON     004930202    226,976.05     9,485.00 SH          9,485.00   1      9,485.00
 5 ACTEL                         COMMON     004934105    174,720.00    16,800.00 SH         16,800.00   1     16,800.00
 6 ACTIVE POWER INC.             COMMON     00504W100     17,756.34    13,251.00 SH         13,251.00   1     13,251.00
 7 ADVANCE AUTO PARTS            COMMON     00751Y106    277,939.81     5,270.00 SH          5,270.00   1      5,270.00
 8 ALBEMARLE CORP                COMMON     012653101    200,802.61     7,940.00 SH          7,940.00   1      7,940.00
 9 AMBAC FINANCIAL GRP INS       COMMON     023139108    231,188.10     4,290.00 SH          4,290.00   1      4,290.00
10 AMERICAN INTERNATIONAL
     GROUP                       COMMON     026874107    356,917.50     6,525.00 SH          6,525.00   1      6,525.00
11 APACHE CORP COMMON STOCK      COMMON     037411105    224,602.10     3,778.00 SH          3,778.00   1      3,778.00
12 APPLIED MICRO CIRCUITS CORP
     COM STK                     COMMON     03822W109     50,453.26    17,641.00 SH         17,641.00   1     17,641.00
13 ARADIGM CORP COMMON STOCK     COMMON     038505103     62,928.60    29,966.00 SH         29,966.00   1     29,966.00
14 AT&T LATIN AMERICA CORP
     CL-A                        COMMON     04649A106    130,284.01   180,950.00 SH        180,950.00   1    180,950.00
15 BALL CORP                     COMMON     058498106    262,028.00     5,200.00 SH          5,200.00   1      5,200.00
16 BANK OF AMERICA CORP          COMMON     060505104    460,955.00     7,225.00 SH          7,225.00   1      7,225.00
17 BLYTH INC                     COMMON     09643P108    259,470.00     9,300.00 SH          9,300.00   1      9,300.00
18 CERIDIAN                      COMMON     15677T106    237,599.98     3,000.00 SH          3,000.00   1      3,000.00
19 CISCO SYS INC                 COMMON     17275R102    173,984.76    16,601.60 SH         16,601.60   1     16,601.60
20 CITIGROUP INC                 COMMON     172967101    390,518.39    13,170.94 SH         13,170.94   1     13,170.94
21 CLARK/BARDES HLDGS INC COM    COMMON     180668105 19,767,449.00 1,111,155.00 SH      1,111,155.00   1  1,111,155.00
22 COMERICA INC                  COMMON     200340107    236,278.00     4,900.00 SH          4,900.00   1      4,900.00
23 COTT CORPORATION              COMMON     22163N106    227,250.00    15,000.00 SH         15,000.00   1     15,000.00
24 COVANCE INC                   COMMON     222816100    220,553.90    11,270.00 SH         11,270.00   1     11,270.00
25 CROSSROADS SYSTEMS            COMMON     22765D100     18,086.14    31,183.00 SH         31,183.00   1     31,183.00
26 CROWN CASTLE INTL CORP        COMMON     228227104     86,800.00    40,000.00 SH         40,000.00   1     40,000.00
27 DIVINE INC -A                 COMMON     255402406    200,596.73    75,696.88 SH         75,696.88   1     75,696.88
28 DU PONT EI DE NEMOURS         COMMON     263534109    209,206.00     5,800.00 SH          5,800.00   1      5,800.00
29 E.PIPHANY INC                 COMMON     26881V100     92,444.40    25,679.00 SH         25,679.00   1     25,679.00
30 EMMIS COMMUNICATIONS CL A     CLASS A    291525103    344,660.00    18,140.00 SH         18,140.00   1     18,140.00
31 EQUITABLE RESOURCES           COMMON     294549100    255,324.50     7,390.00 SH          7,390.00   1      7,390.00
32 EXXON MOBIL CORP              COMMON     30231G102    460,572.20    14,438.00 SH         14,438.00   1     14,438.00
33 FOUR SEASONS HOTELS INC       LTD VTG SH 35100E104 11,098,752.50   346,403.00 SH        346,403.00   1    346,403.00
34 GENERAL ELECTRIC              COMMON     369604103    229,245.00     9,300.00 SH          9,300.00   1      9,300.00
35 GTECH HLDGS CORP              COMMON     400518106    235,045.39     9,470.00 SH          9,470.00   1      9,470.00
36 GYMBOREE                      COMMON     403777105    233,559.19    14,320.00 SH         14,320.00   1     14,320.00
37 HEWLETT PACKARD               COMMON     428236103    129,863.76    11,128.00 SH         11,128.00   1     11,128.00
38 HIBERNIA CORP                 COMMON     428656102    219,890.00    11,000.00 SH         11,000.00   1     11,000.00
39 HILB ROGAL AND HAMILTON CO    COMMON     431294107 71,607,280.50 1,735,934.00 SH      1,735,934.00   1  1,735,934.00
40 INSPIRE PHARMACEUTICALS
     INC COM                     COMMON     457733103     54,510.00    15,800.00 SH         15,800.00   1     15,800.00
41 INTEGRA LIFE SCIENCES CORP    COMMON     457985208    290,469.20    18,280.00 SH         18,280.00   1     18,280.00
42 INTERNET CAPITAL GROUP INC    COMMON     46059C106     15,944.88    80,125.00 SH         80,125.00   1     80,125.00
43 INTERNET SECURITY SYSTEMS     COMMON     46060X107    322,562.23    26,182.00 SH         26,182.00   1     26,182.00
44 INTERWOVEN INC                COMMON     46114T102     29,268.61    14,576.00 SH         14,576.00   1     14,576.00
45 INTUIT INC                    COMMON     461202103    837,752.00    18,400.00 SH         18,400.00   1     18,400.00
46 JOHNSON & JOHNSON             COMMON     478160104    329,888.01     6,100.00 SH          6,100.00   1      6,100.00
47 JUNIPER NETWORKS INC          COMMON     48203R104     67,200.00    14,000.00 SH         14,000.00   1     14,000.00
48 LANDSTAR SYSTEM INC           COMMON     515098101    279,442.50     5,700.00 SH          5,700.00   1      5,700.00
49 LIFEPOINT HOSPITALS INC       COMMON     53219L109    277,261.32     8,890.00 SH          8,890.00   1      8,890.00
50 MEDTRONIC INC                 COMMON     585055106  2,259,864.27    53,653.00 SH         53,653.00   1     53,653.00
51 MICROSOFT                     COMMON     594918104    227,448.00     5,200.00 SH          5,200.00   1      5,200.00
52 MILLER (HERMAN) INC           COMMON     600544100    210,100.80    11,830.00 SH         11,830.00   1     11,830.00
53 MOORE CORP LTD                COMMON     615785102    269,990.00    27,550.00 SH         27,550.00   1     27,550.00
54 NASDAQ 100 SHARES             COMMON     631100104    248,640.00    12,000.00 SH         12,000.00   1     12,000.00
55 PACKAGING CORP OF AMERICA     COMMON     695156109    176,851.00    10,100.00 SH         10,100.00   1     10,100.00
56 PEC SOLUTIONS                 COMMON     705107100    299,397.00    13,450.00 SH         13,450.00   1     13,450.00
57 PIXELWORKS INC                COMMON     72581M107     97,571.90    18,946.00 SH         18,946.00   1     18,946.00
58 RATIONAL SOFTWRE CORP         COMMON     75409P202    133,920.01    31,000.00 SH         31,000.00   1     31,000.00
59 S & P 500 DEP RCPTS           COMMON     78462F103    507,098.00     6,200.00 SH          6,200.00   1      6,200.00
60 SAFEGUARD HEALTH ENTERPRISE   COMMON     786444109  1,168,500.00    95,000.00 SH         95,000.00   2     95,000.00
61 SILICON LABORATORIES COM      COMMON     826919102    238,290.00    13,000.00 SH         13,000.00   1     13,000.00
62 STERIS CORP                   COMMON     859152100    207,002.09     8,310.00 SH          8,310.00   1      8,310.00
63 SYMYX TECHNOLOGIES INC        COMMON     87155S108    110,866.84    10,589.00 SH         10,589.00   1     10,589.00
64 TRICO MARINE SERVICES         COMMON     896106101  1,941,830.00   764,500.00 SH        764,500.00   1    764,500.00
65 TUESDAY MORNING CORP          COMMON     899035505    250,933.79    13,780.00 SH         13,780.00   1     13,780.00
66 US BANCORP                    COMMON     902973304    232,993.20    12,540.00 SH         12,540.00   1     12,540.00
67 UNITED TECHNOLOGIES           COMMON     913017109    234,151.05     4,145.00 SH          4,145.00   1      4,145.00
68 VERIZON COMMUNICATIONS        COMMON     92343V104    213,483.20     7,780.00 SH          7,780.00   1      7,780.00
69 VIGNETTE CORP                 COMMON     926734104     40,050.00    50,000.00 SH         50,000.00   1     50,000.00
70 WAL MART STORES INC           COMMON     931142103    219,118.01     4,450.00 SH          4,450.00   1      4,450.00
71 WELLPOINT HEALTH NETWORK INC  COMMON     94973H108    209,638.01     2,860.00 SH          2,860.00   1      2,860.00
72 WELLS FARGO & CO              COMMON     949746101    276,245.76     5,736.00 SH          5,736.00   1      5,736.00
73 WINNEBAGO INDS INC            COMMON     974637100    200,812.40     5,080.00 SH          5,080.00   1      5,080.00
74 WITNESS SYSTEMS INC           COMMON     977424100     66,138.48    11,364.00 SH         11,364.00   1     11,364.00
75 PXRE GROUP LTD                COMMON     G73018106 25,067,155.00 1,131,700.00 SH      1,131,700.00   1  1,131,700.00

   Totals                                            147,702,043.88